Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements Of Comprehensive Income Abstract
Net income	$ 193,790	$ 165,732	$ 199,667
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial gain from defined benefit plans	869	1,993	2,717
Gain (loss) from investments in equity instruments measured at fair value through other comprehensive income	6,272	9,996	(5,257)
Share of other comprehensive income (loss) of companies accounted for at equity	(3,316)	(575)	(3,053)
Adjustments arising from translating financial statements from functional currency to presentation currency	(5,469)	(30,526)	(140,079)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Foreign exchange differences on translation of foreign operations	(6,698)	26,209	67,508
Total other comprehensive income (loss), net of tax	(8,342)	7,097	(78,164)
Total Comprehensive income	185,448	172,829	121,503
Total comprehensive income attributable to:
Equity holders of the Company	77,718	71,375	40,177
Non-controlling interests	107,730	101,454	81,326
Total Comprehensive income	$ 185,448	$ 172,829	$ 121,503